INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 6 — INVENTORY

As of June 30, 2024 and December 31, 2023, the balance of finished goods was $1,460 and $1,977, respectively. There is no provision for slow-moving or obsolete inventory during the three and six months ended June 30, 2024 and 2023.

Note 6. Inventory

As of December 31, 2023 and 2022, the balance of finished goods was $1,977 and $34,126, respectively. During the year ended December 31, 2023, the Company wrote off $30,753 of expired, slow-moving and obsolete inventory. This was recorded in the Company’s consolidated statement of operations in cost of revenue (non-membership) during the year ended December 31, 2023. There was no provision for slow-moving or obsolete inventory during the year ended December 31, 2022.